Main Regulations - Additional Information (Detail 1)	Dec. 21, 2023
Decree Of Necessity And Urgency DNU By Its Acronym in Spanish No 702023 [Member]
Main regulations [line items]
Maximum percentage of permissible interest in gas stations	40.00%